PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2020
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

12.PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Years Ended December 31,
	2018	2019	2020
Rents	221	460	251
Personnel costs	18	14	15
Others	16	28	22
Total	255	502	288